Other financial assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash advances and loans made to CRO	€ 1,620	€ 1,620	€ 12,187	€ 0
Bottom of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances	7.09%		0.19%
Top of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances	7.59%		7.16%